Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Jul. 26, 2026
Derivative Instruments
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 28.3
Interest Rate Swap, Terminated, June 2036 | Designated as Hedging Instrument
Derivative Instruments
Derivative, notional amount		$ 300.0